Related Party Transactions - Summary of Outstanding Balances and Transactions with Related Parties (Parenthetical) (Detail) $ in Thousands, shares in Millions			12 Months Ended
	Mar. 26, 2020 USD ($)	Feb. 01, 2014	Dec. 31, 2020 PHP (₱) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PHP (₱)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 PHP (₱)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Repairs and maintenance (Notes 14, 18 and 25)			₱ 21,555,000,000		₱ 20,007,000,000		₱ 14,331,000,000
Rent			1,384,000,000		1,290,000,000		7,321,000,000
Accrued expenses and other current liabilities			107,759,000,000		100,815,000,000
ROU assets			18,303,000,000		15,890,000,000
Lease liabilities			20,025,000,000		16,315,000,000		15,233,000,000
Outstanding Amounts			₱ 222,765,000,000		192,556,000,000			$ 25,000
Line of credit facility maturity date			Mar. 27, 2024	Mar. 27, 2024
Line of credit facility amount outstanding			₱ 1,201,000,000	$ 25,000	1,270,000,000	$ 25,000
Interest on loans and other related items – net (Note 5)			8,736,000,000		7,275,000,000		6,783,000,000
Repairs and maintenance			21,555,000,000		20,007,000,000		14,331,000,000
Professional and other contracted services (Note 25)			7,307,000,000		7,408,000,000		12,809,000,000
Selling and promotions			6,542,000,000		5,395,000,000		6,340,000,000
Depreciation and amortization (Notes 9 and 10)			47,480,000,000		39,656,000,000		47,240,000,000
Selling and promotions, communication, training and travel, repairs and maintenance and professional and other contracted services			1,041,000,000		1,045,000,000		1,138,000,000
Financing costs – net			10,086,000,000		8,553,000,000		7,067,000,000
Insurance and security services			1,699,000,000		1,671,000,000		1,499,000,000
Prepaid benefit costs			76,766,000,000		60,231,000,000
Prepayments			76,766,000,000		60,231,000,000
Accrued expenses and other current liabilities			66,109,000,000		48,933,000,000
Cost of services			12,295,000,000		13,429,000,000		14,427,000,000
OTHER INCOME (EXPENSES) – NET (Note 5)			(3,161,000,000)		(7,065,000,000)		9,042,000,000
Accrued expenses			102,000,000		102,000,000
Others			2,504,000,000		2,508,000,000
Revenues			181,004,000,000		169,187,000,000		162,914,000,000
Expenses			144,822,000,000		129,786,000,000		149,141,000,000
Trade and other receivables			38,304,000,000		39,340,000,000
Accounts payable			82,413,000,000		77,845,000,000
Consolidated Income Statements
Disclosure Of Transactions Between Related Parties [Line Items]
Repairs and maintenance (Notes 14, 18 and 25)			139,000,000		169,000,000		17,000,000
Accrued expenses and other current liabilities			183,000,000		147,000,000
Interest on loans and other related items – net (Note 5)			29,500,000		51,500,000		50,000,000
Repairs and maintenance			139,000,000		169,000,000		17,000,000
Meralco Joint Venture Through P C E V
Disclosure Of Transactions Between Related Parties [Line Items]
Repairs and maintenance (Notes 14, 18 and 25)			2,231,000,000		2,689,000,000		2,771,000,000
Accounts payable and accrued expenses and other current liabilities			418,000,000		415,000,000
Fee expense			473,000,000		218,000,000
Rent			38,000,000		29,000,000		583,000,000
ROU assets			1,916,000,000
Lease liabilities			2,026,000,000
Repairs and maintenance			2,231,000,000		2,689,000,000		2,771,000,000
Depreciation and amortization (Notes 9 and 10)			473,000,000		218,000,000
Meralco Joint Venture Through P C E V | February 28, 2018 [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Repairs and maintenance (Notes 14, 18 and 25)							96,000
Accrued expenses and other current liabilities					185,000
Construction-in-progress							14,000,000
Repairs and maintenance							96,000
Meralco Joint Venture Through P C E V | March 31, 2017 [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Repairs and maintenance (Notes 14, 18 and 25)							33,000,000
Accrued expenses and other current liabilities			₱ 3,000,000		3,000,000
Construction-in-progress							19,000,000
Repairs and maintenance							33,000,000
Joint Venture Through P C E V
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities					66,000
Director, Key Officer or Owner [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of outstanding common stock held in entity			10.00%	10.00%
Parties Related to Members of Board of Directors and Senior Management [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of outstanding common stock held in entity			10.00%	10.00%
NTT Finance Corporation [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding Amounts | $								25,000
Line of credit facility maturity date			Mar. 30, 2023	Mar. 30, 2023
Line of credit facility amount outstanding			₱ 29,500,000		51,500,000		50,000,000
Amounts receivable			1,201,000,000		1,270,000,000			$ 25,000	$ 25,000
NTT Communications [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities			11,000,000		10,000,000
Rent							5,000,000
Accrued expenses and other current liabilities			8,000,000		8,000,000
Professional and other contracted services (Note 25)			₱ 81,000,000		95,000,000		95,000,000
Outstanding common stock held			20.00%					20.00%
NTT Communications [Member] | Top of range [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Restriction on ownership of shares percentage			21.00%					21.00%
NTT Communications [Member] | Bottom of range [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding common stock held			17.50%					17.50%
NTT Communications [Member] | Common Stock [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Shares of entity transferred by related party | shares			12.6					12.6
Conventional International Telecommunication [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities			₱ 3,000,000		2,000,000
Rent							5,000,000
NTT Worldwide Telecommunications Corporation [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities			1,000,000		3,000,000
Selling and promotions			3,000,000		5,000,000		5,000,000
NTT DOCOMO, Inc. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities			8,000,000		6,000,000
Professional and other contracted services (Note 25)			58,000,000		70,000,000		96,000,000
JGSHI and Subsidiaries [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Repairs and maintenance (Notes 14, 18 and 25)			6,000,000		38,000,000		111,000,000
Accounts payable and accrued expenses and other current liabilities			62,000,000		33,000,000
Rent			314,000,000		198,000,000		236,000,000
ROU assets			134,000,000		168,000,000
Lease liabilities			143,000,000		174,000,000
Repairs and maintenance			6,000,000		38,000,000		111,000,000
Professional and other contracted services (Note 25)			2,000,000
Depreciation and amortization (Notes 9 and 10)			34,000,000
Accrued expenses and other current liabilities			59,000,000		31,000,000
Selling and promotions, communication, training and travel, repairs and maintenance and professional and other contracted services			9,000,000		146,000,000		138,000,000
Financing costs – net			13,000,000
JGSHI and Subsidiaries [Member] | Airfare, electricity, marketing expenses and bank fees [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities			3,000,000		2,000,000
Malayan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities			10,000,000		5,000,000
Accrued expenses and other current liabilities			10,000,000		5,000,000
Insurance and security services			194,000,000		295,000,000		182,000,000
Prepaid benefit costs			18,000,000		19,000,000
Prepayments			18,000,000		19,000,000
Malayan [Member] | Airfare, electricity, marketing expenses and bank fees [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Prepaid benefit costs			18,000,000		19,000,000
Prepayments			18,000,000		19,000,000
Gotuaco [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities			10,000,000		1,000,000
Insurance and security services			149,000,000		165,000,000		163,000,000
Prepaid benefit costs			5,000,000		6,000,000
Prepayments			5,000,000		6,000,000
ALBV [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Professional and other contracted services (Note 25)			₱ 72,000,000		156,000,000		135,000,000
Prepaid benefit costs							34,000,000
Prepayments							34,000,000
Technical service fees percentage		0.40%	0.50%	0.50%
Accrued expenses and other current liabilities					0
Service fee			₱ 250,000
Outstanding payable			₱ 0		0
Reduction in service fee | $	$ 100
NTT Communications and NTT Docomo [Member] | Common stock [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of ownership held by related party for terminating agreement			10.00%					10.00%
First Pacific And Affiliates
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of ownership held by related party for terminating agreement			18.50%					18.50%
Tv Five Network Inc [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Selling and promotions			₱ 112,000,000		33,000,000		409,000,000
Prepaid benefit costs			0		0
Prepayments			₱ 0		0
Description Of Agreement Extension Period			2015 to 2018	2015 to 2018
Tv Five Network Inc [Member] | Common stock [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Advertisement Agreement Period			5 years	5 years
Cignal Cable [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities			₱ 102,000,000
Outstanding Amounts			0		0
Content cost recognized					224,000,000		372,000,000
Iflix [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Selling and promotions			₱ 23,000,000		82,000,000
Minimum guarantee committed for advertising spend | $				$ 1,500
Percentage of marketing costs			30.00%	30.00%
Marketing costs | $				$ 500
Cost of services			₱ 22,000,000		82,000,000
OTHER INCOME (EXPENSES) – NET (Note 5)			51,000,000		166,000,000
Other related parties [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities			63,000,000		65,000,000
ROU assets			598,000,000		232,000,000
Lease liabilities			569,000,000		310,000,000
Revenues			2,145,000,000		2,401,000,000		2,355,000,000
Expenses			1,582,000,000		1,908,000,000		₱ 1,935,000,000
Trade and other receivables			2,036,000,000		2,082,000,000
Accounts payable			₱ 1,049,000,000		₱ 1,173,000,000